Segments (Tables)	6 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Information about reportable segments (amounts in thousands):

	Three Months Ended December 31,
	Wetpaint		Choose Digital		DDGG		Total
	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	$834	$530	$—	$217	$256	$243	$1,090	$990
Inter-segment revenues (1)	—	—		668	—	—	—	668

Net loss, net of income taxes (2)	(1,585)	(28,478)	(47)	(3,645)	(715)	(1,533)	(2,347)	(33,656)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

	Six Months Ended December 31,
	Wetpaint		Choose Digital		DDGG		Total
	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	$1,206	$1,046	$58	$415	$361	$326	$1,625	$1,787
Inter-segment revenues (1)	—	—	—	1,219	—	—	—	1,219

Net loss, net of income taxes (2)	(3,662)	(30,338)	(448)	(4,120)	(1,467)	(1,507)	(5,577)	(35,965)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

Reconciliation of revenues attributable to reportable segments to consolidated revenues from continuing operations (amounts in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Revenues attributable to reportable segments	$1,090	$990	$1,625	$1,787
Licensing revenues related to SFX licensing agreement	125	125	250	250
Other revenues	—	667	—	1,218
Revenues per Consolidated Statements of Operations	$1,215	$1,782	$1,875	$3,255

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes (amounts in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015
Net loss for reportable segments, net of income taxes	$(2,347)	$(33,656)	$(5,577)	$(35,965)
Other net gain (loss)	2,184	(88)	(429)	(297)
	(163)	(33,744)	(6,006)	(36,262)

Stock compensation related to corporate financing activities (1)	(137)	(4,250)	(161)	(8,500)
Corporate expenses allocated to discontinued operations (2)	—	(650)	—	(1,791)
Interest expense (3)	(2,471)	(926)	(4,121)	(1,783)
Consolidated net loss from continuing operations, net of income taxes	$(2,771)	$(39,570)	$(10,288)	$(48,336)

Notes:
(1) Stock compensation expense related to RSUs, options and warrants issues in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.

Total assets for reportable segments (amounts in thousands):

	December 31, 2016	June 30, 2016
Wetpaint	$21,234	$8,495
Choose Digital	5,226	5,416
DDGG	3,713	3,740
Total assets for reportable segments	$30,173	$17,651

Reconciliation of assets attributable to reportable segments to consolidated assets of continuing operations (amounts in thousands):

	December 31, 2016	June 30, 2016
Total assets for reportable segments	$30,173	$17,104
Other assets (1)	1,614	5,896
Total consolidated assets, net of current and non-current assets of discontinued operations	$31,787	$23,000

Notes:
(1) Corporate assets that are not specifically related to any of the reporting units.